Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Work in process	$ 331,630	$ 454,366	$ 662,988
Software (Note 11)	449,500	467,000	664,300
Finished goods	158,309	47,452	283,154
	$ 939,439	$ 968,818	$ 1,610,442